Intangible Assets - Summary of Changes in Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Opening Balance	¥ 1,000,257
Foreign currency translation adjustments
Other
Closing Balance	1,108,634	1,000,257
Capitalized development costs [Member]
Statement [Line Items]
Opening Balance	625,473
Closing Balance	631,176	625,473
Gross carrying amount [Member]
Statement [Line Items]
Opening Balance	1,592,391	1,505,797
Additions	62,423	116,450
Internally developed	217,307	200,563
Sales or disposal	(102,825)	(220,139)
Foreign currency translation adjustments	6,305	(24,306)
Other	56,416	14,025
Closing Balance	1,832,016	1,592,391
Gross carrying amount [Member] | Capitalized development costs [Member]
Statement [Line Items]
Opening Balance	991,675	980,692
Additions
Internally developed	158,246	164,127
Sales or disposal	(45,779)	(153,144)
Foreign currency translation adjustments
Other	0
Closing Balance	1,104,142	991,675
Gross carrying amount [Member] | Software and other [Member]
Statement [Line Items]
Opening Balance	600,716	525,105
Additions	62,423	116,450
Internally developed	59,061	36,436
Sales or disposal	(57,047)	(66,995)
Foreign currency translation adjustments	6,305	(24,306)
Other	56,416	14,025
Closing Balance	727,874	600,716
Accumulated depreciation, amortisation and impairment [Member]
Statement [Line Items]
Opening Balance	(592,134)	(597,060)
Depreciation	(233,892)	(217,036)
Impairment losses
Sales or disposal	101,132	220,088
Foreign currency translation adjustments	(2,818)	2,513
Other	4,330	(639)
Closing Balance	(723,382)	(592,134)
Accumulated depreciation, amortisation and impairment [Member] | Capitalized development costs [Member]
Statement [Line Items]
Opening Balance	(366,202)	(369,570)
Depreciation	(152,542)	(149,776)
Impairment losses
Sales or disposal	45,779	153,144
Foreign currency translation adjustments
Other
Closing Balance	(472,966)	(366,202)
Accumulated depreciation, amortisation and impairment [Member] | Software and other [Member]
Statement [Line Items]
Opening Balance	(225,932)	(227,490)
Depreciation	(81,350)	(67,260)
Impairment losses
Sales or disposal	55,354	66,944
Foreign currency translation adjustments	(2,818)	2,513
Other	4,330	(639)
Closing Balance	¥ (250,417)	¥ (225,932)